Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

A summary of the Company’s property, plant and equipment is as follows:

		As of December 31,
	Estimated Useful Lives in years	2025	2024
Computer and communication equipment	2-5	$11,221	$10,426
Furniture and other equipment	3-5	27,615	21,652
Leasehold improvements	5-10	7,103	5,104
Accumulated depreciation		(17,588)	(12,885)
Property, plant and equipment, net		$28,351	$24,297